Other current financial and non-financial assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other current financial and non-financial assets
(13) Other current financial and
non-financial
assets
Other current financial and
non-financial
assets are presented in the following table:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Fair value of current derivatives – assets	1.1	8.7
Factoring related assets	4.0	2.6
Notes receivable	10.9	11.4
Other receivables	2.9	2.3

Total other current financial assets	18.9	24.9

Assets held for sale	—	3.2
Contract assets, net of valuation allowance	15.5	8.9
Prepaid expenses	5.9	8.8
Prepayments	3.0	3.2

Total other current non-financial assets	24.4	24.1

Please refer to note
(22)
 for further information on derivative financial instruments.
During the year ended Dec. 31, 2021, the Assets held for sale which mainly comprised land and buildings in India were sold for approximately $3.2 million.
Atotech entered into several factoring transactions. Resulting from these transactions, the amount of receivables sold and derecognized for the year ended Dec. 31, 2021 was $32.9 million (2020: $29.8 million). The factoring related asset results from receivables already sold, whereby the payments from the factoring provider are still outstanding as of the reporting date.
The following two classes of factoring transactions are distinguished:

•	Factoring transactions with substantially all risks and rewards being transferred;

•	Factoring transactions involving the splitting of significant risks and rewards with control remaining at Atotech.
In both classes, trade receivables are sold and fully derecognized and off-balance
sheet once factored. The second class differs mainly in recognition of the continuous involvement. Resulting from these transactions, the total volume of assigned (sold to the bank) accounts receivable, not yet settled (not yet paid by the customer), which have been funded by the bank (for which the Group received cash) during 2021 was $29.6 million (2020: $27.9 million). In addition, factoring-related expenses in the amount of $0.6 million (prior year: $0.5 million) have been recognized. The factoring related asset results from receivables already sold, whereby the payments from the factoring provider are still outstanding as of the reporting date (current year: $3.3 million; prior year: $ 1.9 million) and the continuous involvement totaling $0.7 million (prior year: $0.7 million).
Notes receivables mainly includes promissory notes and mainly used for payment transactions in Asia.
Contract assets relate to revenue earned from the ongoing manufacturing of equipment as well as the ongoing modifications and retrofits of equipment. As such, the balances of this account vary and depend on the number of ongoing equipment contracts at the end of the year.